Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit
Beginning balance at Dec. 31, 2016	$ 42,423	$ 108,670	$ 11,948	$ (2,124)	$ (76,071)
Beginning balance, Shares at Dec. 31, 2016		60,373
Shares issued on exercise of stock options	812	$ 1,862	(1,050)
Shares issued on exercise of stock options, shares		857
Shares issued on exercise of warrants	5,540	$ 5,871	(331)
Shares issued on exercise of warrants, shares		1,687
Shares issued on conversion of RSUs, DSUs and exercise of options		$ 1,743	(1,743)
Shares issued on conversion of RSUs, DSUs and exercise of options, shares		562
DSUs and RSUs issued in lieu of salaries and directors’ fees	371		371
Shares issued for equity financing	80,999	$ 80,999
Shares issued for equity financing, shares		25,000
Share issuance costs	(1,755)	$ (1,755)
Stock-based compensation	11,617		11,617
Net loss	(33,250)				(33,250)
Other comprehensive income (loss)	2,010			2,010
Ending balance at Dec. 31, 2017	108,767	$ 197,390	20,812	(114)	(109,321)
Ending balance, Shares at Dec. 31, 2017		88,479
Shares issued on conversion of RSUs, DSUs and exercise of options	9	$ 601	(592)
Shares issued on conversion of RSUs, DSUs and exercise of options, shares		249
DSUs and RSUs issued in lieu of salaries and directors’ fees	1,268		1,268
Stock-based compensation	4,684		4,684
Net loss	(28,267)				(28,267)
Other comprehensive income (loss)	(4,179)			(4,179)
Ending balance at Dec. 31, 2018	$ 82,282	$ 197,991	$ 26,172	$ (4,293)	$ (137,588)
Ending balance, Shares at Dec. 31, 2018		88,728